WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

SUPPLEMENT DATED JANUARY 7, 2013 TO THE

PROSPECTUS DATED FEBRUARY 29, 2012 (THE “PROSPECTUS”)

The following disclosure replaces the disclosure under “Management – Portfolio Managers” in the WesMark Small Company Growth Fund’s Summary Section on page 5 of the Prospectus:

An investment team led by Scott Love, Vice President of the Adviser, and including David B. Ellwood, Executive Vice President of the Adviser manage the Fund. Mr. Love has served as portfolio manager of the Fund since January 2013 and Mr. Ellwood has been a portfolio manager of the Fund since its inception in 2000.

The following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark Growth Fund’s Summary Section on page 9 of the Prospectus:

An investment team led by David B. Ellwood, Executive Vice President of the Adviser, and including Steven Kellas, Senior Vice President of the Adviser, manage the Fund. Mr. Ellwood has been a portfolio manager of the Fund since its inception in 2000 while Mr. Kellas has served as portfolio manager of the Fund since January 2013.

The following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark Balanced Fund’s Summary Section on page 13 of the Prospectus:

An investment team led by David B. Ellwood, Executive Vice President of the Adviser, and including Steven Kellas, Senior Vice President of the Adviser, manage the Fund. Mr. Ellwood has been a portfolio manager of the Fund since its inception in 2000 while Mr. Kellas has served as portfolio manager of the Fund since January 2013.

The following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark Government Bond Fund’s Summary Section on page 17 of the Prospectus:

An investment team led by Steven Kellas, Senior Vice President of the Adviser and including David B. Ellwood, Executive Vice President of the Adviser, manage the Fund. Mr. Ellwood has been a portfolio manager of the Fund since its inception in 2000 while Mr. Kellas has served as portfolio manager of the Fund since January 2013.

The following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark West Virginia Municipal Bond Fund’s Summary Section on page 21 of the Prospectus:

An investment team led by Steven Kellas, Senior Vice President of the Adviser, and including David B. Ellwood, Executive Vice President of the Adviser, manage the Fund. Mr. Kellas has been a portfolio manager of the Fund since September 2006 while Mr. Ellwood has served as portfolio manager of the Fund since January 2013.

The following disclosure replaces the disclosure under the “Portfolio Managers” section on page 42 of the Prospectus:

David B. Ellwood

David B. Ellwood has been a portfolio manager of the Growth Fund, Small Company Growth Fund, Balanced Fund and Government Fund since their inception and a principal of the Adviser since its inception in 2001. Mr. Ellwood serves as the head of the portfolio manager team for the Growth Fund and Balanced Fund. Additionally, Mr. Ellwood has been a portfolio manager to the West Virginia Municipal Bond Fund since January 2013. As a member of the investment team Mr. Ellwood provides general investment support to the West Virginia Municipal Bond Fund, the Government Bond Fund and the Small Company Growth Fund. He has been employed by WesBanco Bank since 1982, serving as Executive Vice President – Investments since June 2011 and as Senior Vice President – Investments since May 2000. Mr. Ellwood is responsible for supervising all investment activities for the Trust and Investment Services department of WesBanco Bank. Mr. Ellwood is a Chartered Financial Analyst, and received a B.S. degree from Wheeling Jesuit University.

Steven Kellas

Steven Kellas has been a member of the investment team for the Growth Fund, Small Company Growth Fund, Balanced Fund and Government Fund since January 2013. Mr. Kellas serves as the head of the portfolio management team for the West Virginia Municipal Bond Fund since September 2006 and the Government Bond Fund since January of 2013. He has been employed by WesBanco Bank since 1989, serving as Senior Vice President and Investment Officer for WesBanco Trust and Investment Services since June 2011. Mr. Kellas is a Chartered Financial Analyst, and received a B.S. degree in Business Administration from West Liberty State College and an M.B.A. degree from Wheeling Jesuit University.

Scott Love

Scott Love serves as the head of the portfolio management team for the Small Company Growth Fund since January 2013. Mr. Love has been employed by WesBanco Bank since May 2012 as Vice President and Investment Officer responsible for providing investment research and portfolio management for the Trust and Investment Services department of WesBanco Bank. Mr. Love received a B.A. in Business Administration from Baldwin-Wallace College and an M.B.A. from the Weatherhead School of Management at Case Western University.

* * * * * *

This Supplement and the existing Prospectus dated February 29, 2012 provide relevant information for all shareholders and prospective investors and should be retained for future reference. A Statement of Additional Information dated February 29, 2012 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

SUPPLEMENT DATED JANUARY 7, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 29, 2012

The biographical information with respect to officers in the “MANAGEMENT OF THE FUNDS” section on page 26 of the Trust’s Statement of Additional Information is replaced in its entirety as follows:

Name Age Address	Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)

David B. Ellwood Age: 56 WesBanco Trust and Investment Services One Bank Plaza Wheeling, WV 26003	CHIEF EXECUTIVE OFFICER PRESIDENT Began serving: January 2013	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco Trust and Investment Services. Chief Financial Officer, WesMark Funds 2009 to January 2013; Vice President, WesMark Funds September 2004 to January 2013

Deborah Ferdon Age: 59 WesBanco Trust and Investment Services One Bank Plaza Wheeling, WV 26003	CHIEF COMPLIANCE OFFICER Began service September 2004	Principal Occupations: Chief Compliance Officer of the WesMark Funds; Chief Compliance Officer and Executive Vice President of WesBanco Investment Department and WesBanco Trust and Investment Services, Registered Principal WesBanco Securities, Inc.

Steven Kellas Age: 46 WesBanco Trust and Investment Services One Bank Plaza Wheeling, WV 26003	CHIEF FINANCIAL OFFICER TREASURER Began Service January 2013	Principal Occupation: Co Portfolio Manager of the WesMark Fund, Senior Vice President WesBanco Trust and Investment Services

Todd P. Zerega Age: 38 225 Fifth Avenue Pittsburgh, PA 15222	SECRETARY Began serving: September 2004	Principal Occupations: Partner, Reed Smith LLP Previous Positions: Associate, Reed Smith LLP.

JoEllen Legg Age: 50 1290 Broadway, Suite 1100 Denver, CO 80203	ASSISTANT SECRETARY Began Serving: March 2009

Principal Occupation: Vice President and Senior Associate Counsel, ALPS Fund Services, Inc.

Previous Positions: Senior Counsel, Adelphia Communications Corporation, 2005 to 2007; Associate Counsel, Patton Boggs LLP, 2004 to 2005; Associate Counsel, Fried, Frank, Harris, Shriver & Jacobson LLP, 1998 to 2004.

The tables in the “PORTFOLIO MANAGERS INFORMATION” section on pages 30-31 of the Trust’s Statement of Additional Information are replaced in their entirety as follows:

The following information is provided as of January 3, 2013:

Other Accounts Managed by David B. Ellwood*	Total Number of Other Accounts Managed / Total Assets**
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	308/$788,681,564

*Mr. Ellwood is the head of the investment team for the Balanced Fund, and Growth Fund.

**None of the Accounts has an advisory fee that is based on the performance of the account.

Other Accounts Managed by Steven Kellas*	Total Number of Other Accounts Managed / Total Assets**
Registered Investment Companies	None
Other Pooled Investment Companies	None
Other Accounts	373/$416,282,653

*Mr. Kellas is the head of the investment team for the West Virginia Municipal Bond Fund and Government Bond Fund.

** None of the accounts has an advisory fee that is based on the performance of the account.

Other Accounts Managed by Scott Love*	Total Number of Other Accounts Managed / Total Assets**
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	98/$112,112,017

*Mr. Love is the head of the investment team for the Small Company Growth Fund.

**None of the Accounts has an advisory fee that is based on the performance of the account.

***

DOLLAR VALUE RANGE OF SHARES OWNED IN THE WESMARK FUNDS AS OF DECEMBER 31, 2012

Fund	David B. Ellwood	Steven Kellas	Scott Love
WesMark Small Company Growth Fund	$50,000 - $100,000	None	None
WesMark Growth Fund	$100,000 - $500,000	$50,000 - $100,000	None
WesMark Balanced Fund	None	None	None
WesMark Government Bond Fund	$50,000 - $100,000	None	None
WesMark West Virginia Municipal Bond Fund	$50,000 - $100,000	None	None

***

This Statement of Additional Information is not a Prospectus and should only be read in conjunction with the Prospectus of the WesMark Funds dated February 29, 2012.